Commitments and Contingencies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases
Rental expense under operating leases	$ 25,527	$ 17,255
Future aggregate minimum lease payments
2019	22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	129,555
Restoration of the leased property	4,100	4,200
Future minimum sublease payments to be received	0
Sublease income	$ 0	$ 0